Document And Entity Information	Oct. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	QuantumScape Corporation
Entity Central Index Key	0001811414
Entity Emerging Growth Company	false
Entity File Number	001-39345
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1730 Technology Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	452-2000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	QS
Security Exchange Name	NASDAQ